Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	10.91%	7.39%	6.08%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent	14.37%	7.67%	5.87%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
Average Annual Return, Percent	16.57%	8.77%	6.93%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent	15.94%	8.22%	6.41%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent	16.57%	8.75%	6.95%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	16.13%	8.38%	6.57%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%	7.67%	5.87%
Class A - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	17.03%	8.15%	6.80%
Class C - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	17.03%	8.15%	6.80%
Class I - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	17.03%	8.15%	6.80%
Class R - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	17.03%	8.15%	6.80%
Class Z - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	17.03%	8.15%	6.80%
Class A - MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
Class C - MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
Class I - MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
Class R - MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
Class Z - MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%